Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2017	31/12/2016
Suppliers	423,096	461,073
VAT payable	8,827	10,048
Taxation authorities, withholdings payable	24,084	23,700
Social security payable	11,741	11,422
Other public entities	97,068	97,724

Other payables	141,720	142,894
Current income tax liabilities	6,709	7,957

	571,525	611,924